Shareholder Report, Holdings (Details)_5	Jun. 30, 2024
Class A | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class A | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class A | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	56.40%
Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class I | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.50%